Summary of Significant Accounting Policies - Patent Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Patent costs	$ 0.5	$ 0.8	$ 0.8	$ 0.8